INVENTORY (Details) - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020
Process material stockpiles	$ 854	$ 373
Concentrate inventory	2,237	64
Materials and supplies	1,462	1,222
Inventories	$ 4,553	$ 1,659